Derivatives (Details) (USD $)	1 Months Ended		12 Months Ended																					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2011 Fixed rate Medium-term note due 2016	Dec. 31, 2012 Fixed rate Medium-term note due 2016	Dec. 31, 2012 Cash flow hedge	Dec. 31, 2011 Cash flow hedge	Dec. 31, 2010 Cash flow hedge	Dec. 31, 2012 Cash flow hedge Foreign currency forward/option contracts	Dec. 31, 2011 Cash flow hedge Foreign currency forward/option contracts	Dec. 31, 2010 Cash flow hedge Foreign currency forward/option contracts	Dec. 31, 2012 Cash flow hedge Foreign currency forward/option contracts Cost of sales	Dec. 31, 2011 Cash flow hedge Foreign currency forward/option contracts Cost of sales	Dec. 31, 2010 Cash flow hedge Foreign currency forward/option contracts Cost of sales	Dec. 31, 2012 Cash flow hedge Foreign currency forward contracts	Dec. 31, 2011 Cash flow hedge Foreign currency forward contracts	Dec. 31, 2010 Cash flow hedge Foreign currency forward contracts	Dec. 31, 2012 Cash flow hedge Foreign currency forward contracts Interest expense	Dec. 31, 2011 Cash flow hedge Foreign currency forward contracts Interest expense	Dec. 31, 2010 Cash flow hedge Foreign currency forward contracts Interest expense	Dec. 31, 2012 Cash flow hedge Commodity price swap contracts	Dec. 31, 2011 Cash flow hedge Commodity price swap contracts	Dec. 31, 2010 Cash flow hedge Commodity price swap contracts	Dec. 31, 2012 Cash flow hedge Commodity price swap contracts Cost of sales	Dec. 31, 2011 Cash flow hedge Commodity price swap contracts Cost of sales	Dec. 31, 2010 Cash flow hedge Commodity price swap contracts Cost of sales	Aug. 31, 2011 Cash flow hedge Interest rate swap contracts	Dec. 31, 2012 Cash flow hedge Interest rate swap contracts	Dec. 31, 2011 Cash flow hedge Interest rate swap contracts	Dec. 31, 2010 Cash flow hedge Interest rate swap contracts	Aug. 31, 2011 Cash flow hedge Interest rate swap contracts Fixed rate Medium-term note due 2016	Dec. 31, 2012 Cash flow hedge Interest rate swap contracts Interest expense	Dec. 31, 2011 Cash flow hedge Interest rate swap contracts Interest expense	Dec. 31, 2010 Cash flow hedge Interest rate swap contracts Interest expense
Derivatives in Cash Flow Hedging Relationships
Maximum length of time hedged in cash flow hedge						12 months												12 months
Dollar equivalent gross notional amount, foreign exchange forward and option contracts designated as cash flow hedges						$ 5,800,000,000
Dollar equivalent gross notional amount, natural gas commodity price swaps designated as cash flow hedges																		18,000,000
Dollar equivalent gross notional amount, forecasted debt issuance contracts designated as cash flow hedges																								400,000,000
Principal amount		1,000,000,000																										1,000,000,000
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative			(10,000,000)	(50,000,000)	(9,000,000)	(35,000,000)	3,000,000	(30,000,000)				29,000,000	(42,000,000)	34,000,000				(4,000,000)	(4,000,000)	(13,000,000)				(7,000,000)	0	(7,000,000)
Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income			59,000,000	(134,000,000)	(15,000,000)				41,000,000	(87,000,000)	(39,000,000)				29,000,000	(41,000,000)	33,000,000				(10,000,000)	(6,000,000)	(9,000,000)				0		(1,000,000)	0	0
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges			(23,000,000)																					(4,000,000)	(3,000,000)
The time period estimated for the anticipated transfer of gains (losses), net from accumulated other comprehensive income into earnings			12 months
Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income			$ 0	$ 0	$ 0				$ 0	$ 0	$ 0				$ 0	$ 0	$ 0				$ 0	$ 0	$ 0						$ 0
Term of debt instrument	5 years																											5 years
Term of interest rate swap																								5 years